Other financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Other financial assets measured at amortized cost
Entity [Table]
Disclosure Of Other Assets Explanatory
USD m 31.12.22 31.12.21
Debt securities 44,594 18,858
Loans to financial advisors 2,611 2,453
Fee-

and commission-related receivables
1,812 1,972
Finance lease receivables 1,315 1,356
Settlement and clearing accounts

1,175 455
Accrued interest income 1,259 520
Other 499 594
Total other financial assets

measured at amortized cost
53,264 26,209

Other non-financial assets
Entity [Table]
Disclosure Of Other Assets Explanatory
USD m 31.12.22 31.12.21
Precious metals and other physical commodities 4,471 5,258
Deposits and collateral provided in connection

with litigation, regulatory and similar matters
1
2,205 1,526
Prepaid expenses 1,076 1,108
VAT,

withholding tax and other tax receivables
1,468 638
Properties and other non

-current assets held for sale
369 32
Assets of disposal group held for sale
2
1,093
Other

578 621
Total other non-financial

assets
10,166 10,277
1 Refer to Note 17 for more information.

2 Refer to Note 29 for

more information.

UBS AG | Other financial assets measured at amortized cost
Entity [Table]
Disclosure Of Other Assets Explanatory
USD m 31.12.22 31.12.21
Debt securities 44,594 18,858
Loans to financial advisors 2,611 2,453
Fee-

and commission-related receivables
1,803 1,966
Finance lease receivables 1,314 1,356
Settlement and clearing accounts

1,174 455
Accrued interest income 1,276 521
Other 618 627
Total other financial assets

measured at amortized cost
53,389 26,236

UBS AG | Other non-financial assets
Entity [Table]
Disclosure Of Other Assets Explanatory
USD m 31.12.22 31.12.21
Precious metals and other physical commodities

4,471 5,258
Deposits and collateral provided in connection

with litigation, regulatory and similar matters
1
2,205 1,526
Prepaid expenses 709 717
VAT,

withholding tax and other tax receivables
1,405 591
Properties and other non

-current assets held for sale
279 32
Assets of disposal group held for sale
2
1,093
Other

583 618
Total other non-financial

assets
9,652 9,836
1 Refer to Note 17 for more information.

2 Refer to Note 29 for

more information.